Shareholder Report, Line Graph (Details) 198156_Spyglass Growth Fund_Institutional Shares_TSR Annual {Institutional Shares} - USD ($)										12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 29, 2017	Dec. 31, 2025
Institutional Shares
Account Value [Line Items]
Line Graph and Table Measure Name										Institutional Shares
Accumulated Value	$ 255,422	$ 184,971	$ 120,091	$ 227,329	$ 242,929	$ 150,119	$ 110,358	$ 100,000	$ 100,000	$ 295,662
S&P 500 TR Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										S&P 500 TR Index
Accumulated Value	247,696	198,126	156,885	191,582	148,853	125,722	95,616	100,000	100,000	$ 291,984
Bloomberg 500 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg 500 Total Return Index
Accumulated Value	249,943	199,629	156,502	195,082	153,220	125,998	95,624	100,000	100,000	$ 295,004
Bloomberg US Mid Growth Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg US Mid Growth Total Return Index
Accumulated Value	$ 211,068	$ 182,337	$ 150,467	$ 198,014	$ 166,776	$ 126,285	$ 94,004	$ 100,000	$ 100,000	$ 232,756